FAIR VALUE & FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value and Financial Instruments [Abstract]
Summary of Financial Assets	The following table includes the fair value of the Group's financial instruments as of the periods presented:

	June 30, 2024	December 31, 2023
Cash and cash equivalents	$3,483	$3,753
Trade receivables, net	180,017	190,207
Other non-current assets	13,637	9,172
Other non-current liabilities(a)	(4,491)	(1,946)
Other current liabilities(b)	(224,651)	(272,101)
Derivative financial instruments at fair value	(601,436)	(557,460)
Leases	(43,021)	(31,122)
Borrowings	(1,703,495)	(1,324,848)
Total	$(2,379,957)	$(1,984,345)
(a)Excludes $278 for the long-term portion of the value associated with the upfront promote received from Oaktree as of December 31, 2023.
(b)Includes accrued expenses, net revenue clearing and revenue to be distributed. Excludes asset retirement obligations.

Summary of Financial Liabilities	The following table includes the fair value of the Group's financial instruments as of the periods presented:

	June 30, 2024	December 31, 2023
Cash and cash equivalents	$3,483	$3,753
Trade receivables, net	180,017	190,207
Other non-current assets	13,637	9,172
Other non-current liabilities(a)	(4,491)	(1,946)
Other current liabilities(b)	(224,651)	(272,101)
Derivative financial instruments at fair value	(601,436)	(557,460)
Leases	(43,021)	(31,122)
Borrowings	(1,703,495)	(1,324,848)
Total	$(2,379,957)	$(1,984,345)
(a)Excludes $278 for the long-term portion of the value associated with the upfront promote received from Oaktree as of December 31, 2023.
(b)Includes accrued expenses, net revenue clearing and revenue to be distributed. Excludes asset retirement obligations.